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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-05426

                              AIM Investment Funds
               (Exact name of registrant as specified in charter)


                11 Greenway Plaza, Suite 100 Houston, Texas 77046
               (Address of principal executive offices) (Zip code)

       Robert H. Graham 11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 10/31

Date of reporting period: 01/31/06

Item 1.  Schedule of Investments.

                          AIM DEVELOPING MARKETS FUND

          Quarterly Schedule of Portfolio Holdings o January 31, 2006


AIMinvestments.com              DVM-QTR-1 1/06             A I M Advisors, Inc.

YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
--Registered Trademark--                          --Registered Trademark--

SCHEDULE OF INVESTMENTS
January 31, 2006
(Unaudited)



                                                                                                       SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------
FOREIGN STOCKS & OTHER EQUITY INTERESTS--93.16%
ARGENTINA--0.73%
Tenaris S.A.-ADR (Oil & Gas Equipment & Services)                                                       21,058         $  3,420,872
------------------------------------------------------------------------------------------------------------------------------------
BRAZIL--15.35%
Banco Itau Holding Financeira S.A.-Pfd. (Diversified Banks)                                             97,900            2,974,177
------------------------------------------------------------------------------------------------------------------------------------
Banco Nossa Caixa S.A. (Regional Banks)                                                                 55,400            1,327,396
------------------------------------------------------------------------------------------------------------------------------------
Banco Nossa Caixa S.A. (Regional Banks)
(Acquired 10/27/05; Cost $1,103,960)                                               (a)                  81,100            1,943,174
------------------------------------------------------------------------------------------------------------------------------------
Companhia Brasileira de Distribuicao Grupo Pao de Acucar-ADR (Hypermarkets &
Super Centers)                                                                     (b)                  74,600            2,807,198
------------------------------------------------------------------------------------------------------------------------------------
Companhia de Bebidas das Americas-Pfd.-ADR (Brewers)                                                    90,600            3,710,976
------------------------------------------------------------------------------------------------------------------------------------
Companhia Vale do Rio Doce-ADR (Steel)                                             (b)                  69,430            3,559,676
------------------------------------------------------------------------------------------------------------------------------------
Contax Participacoes S.A.-ADR (Office Services & Supplies)                         (b)(c)              144,234              200,586
------------------------------------------------------------------------------------------------------------------------------------
Cosan S.A. Industria e Comercio (Packaged Foods & Meats)                           (d)                  57,000            2,299,842
------------------------------------------------------------------------------------------------------------------------------------
Cosan S.A. Industria e Comercio (Packaged Foods & Meats) (Acquired 11/17/05;
Cost $1,194,985)                                                                   (a)(d)               54,600            2,203,006
------------------------------------------------------------------------------------------------------------------------------------
Cyrela Brazil Realty S.A. (Homebuilding)                                                               179,950            2,684,607
------------------------------------------------------------------------------------------------------------------------------------
Guararapes Confeccoes S.A. (Apparel, Accessories & Luxury Goods)                                        83,000            4,202,532
------------------------------------------------------------------------------------------------------------------------------------
Iochpe Maxion S.A.-Pfd.  (Construction & Farm Machinery & Heavy Trucks)                                175,000            1,558,544
------------------------------------------------------------------------------------------------------------------------------------
Localiza Rent a Car S.A. (Trucking)                                                                    171,500            2,783,386
------------------------------------------------------------------------------------------------------------------------------------
Lojas Americanas S.A.-Pfd. (General Merchandise Stores)                                                108,400            4,164,971
------------------------------------------------------------------------------------------------------------------------------------
Net Servicos de Comunicacao S.A.-Pfd. (Broadcasting & Cable TV)                    (d)               9,045,484            4,743,563
------------------------------------------------------------------------------------------------------------------------------------
Perdigao S.A.-Pfd. (Packaged Foods & Meats)                                                            108,600            4,762,297
------------------------------------------------------------------------------------------------------------------------------------
Petroleo Brasileiro S.A.-ADR (Integrated Oil & Gas)                                (b)                 138,800           11,964,560
------------------------------------------------------------------------------------------------------------------------------------
Tam S.A.-Pfd. (Airlines)                                                           (d)                 100,600            2,410,398
------------------------------------------------------------------------------------------------------------------------------------
Telesp Celular Participacoes S.A.-Pfd. (Wireless Telecommunication Services)       (d)                 585,000            2,829,792
------------------------------------------------------------------------------------------------------------------------------------
Tim Participacoes S.A.-ADR (Wireless Telecommunication Services)                                       148,200            5,520,450
------------------------------------------------------------------------------------------------------------------------------------
Unibanco-Uniao de Bancos Brasileiros S.A.-ADR (Diversified Banks)                                       39,700            3,343,534
====================================================================================================================================
                                                                                                                         71,994,665
====================================================================================================================================


DVM-QTR-1                           F-1

                                                                                                       SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------
CANADA--1.03%
Calvalley Petroleum Inc.-Class A (Oil & Gas Exploration & Production)              (d)                 524,700         $  3,224,812
------------------------------------------------------------------------------------------------------------------------------------
Sherritt International Corp. (Diversified Metals & Mining)                                             178,600            1,604,178
====================================================================================================================================
                                                                                                                          4,828,990
====================================================================================================================================

CHINA--5.72%
China Mengniu Dairy Co. Ltd. (Packaged Foods & Meats)                              (e)               3,019,000            3,232,105
------------------------------------------------------------------------------------------------------------------------------------
China Petroleum and Chemical Corp. (Sinopec)-Class H (Integrated Oil & Gas)        (e)               7,004,000            4,304,884
------------------------------------------------------------------------------------------------------------------------------------
NetEase.com Inc.-ADR (Internet Software & Services)                                (b)(d)               46,100            3,291,540
------------------------------------------------------------------------------------------------------------------------------------
Norstar Founders Group Ltd. (Auto Parts & Equipment)                               (e)               7,800,000            2,904,183
------------------------------------------------------------------------------------------------------------------------------------
Ping An Insurance (Group) Co. of China, Ltd.-Class H (Life & Health Insurance)                       1,954,000            4,319,693
------------------------------------------------------------------------------------------------------------------------------------
Shanghai Electric Group Co. Ltd.-Class H (Heavy Electrical Equipment) (Acquired
04/22/05; Cost $2,308,820)                                                         (a)(d)           10,486,000            4,156,418
------------------------------------------------------------------------------------------------------------------------------------
Weiqiao Textile Co. Ltd.-Class H (Textiles)                                        (e)               1,451,500            2,234,844
------------------------------------------------------------------------------------------------------------------------------------
Xinyi Glass Holding Co. Ltd. (Auto Parts & Equipment)                              (e)               4,350,000            1,209,545
------------------------------------------------------------------------------------------------------------------------------------
Yantai North Andre Juice Co. Ltd.-Class H (Packaged Foods & Meats)                 (e)              15,135,000            1,173,566
====================================================================================================================================
                                                                                                                         26,826,778
====================================================================================================================================

EGYPT--2.52%
Orascom Construction Industries (Construction & Engineering)                                           230,112           11,843,336
====================================================================================================================================

HONG KONG--3.92%
AAC Acoustic Technology Holdings Inc. (Communications Equipment)                   (d)(e)            3,086,000            2,344,929
------------------------------------------------------------------------------------------------------------------------------------
China Construction Bank-Class H (Diversified Banks) (Acquired 10/20/05; Cost
$1,747,572)                                                                        (a)(d)            5,712,000            2,245,703
------------------------------------------------------------------------------------------------------------------------------------
China Yurun Food Group Ltd. (Packaged Foods & Meats)                               (d)               1,239,000              918,340
------------------------------------------------------------------------------------------------------------------------------------
China Yurun Food Group Ltd. (Packaged Foods & Meats) (Acquired 09/23/05; Cost
$1,505,349)                                                                        (a)(d)            3,125,819            2,316,839
------------------------------------------------------------------------------------------------------------------------------------
CNOOC Ltd. (Oil & Gas Exploration & Production)                                    (e)               2,492,000            2,133,751
------------------------------------------------------------------------------------------------------------------------------------
Hopewell Holdings Ltd. (Highways & Railtracks)                                     (e)                 400,000            1,008,213
------------------------------------------------------------------------------------------------------------------------------------
Luen Thai Holdings Ltd. (Apparel, Accessories & Luxury Goods)                                        4,316,000            1,460,411
------------------------------------------------------------------------------------------------------------------------------------
Parkson Retail Group Ltd. (Department Stores)                                      (d)               1,122,000            2,863,665
------------------------------------------------------------------------------------------------------------------------------------
Parkson Retail Group Ltd. (Department Stores) (Acquired 11/23/05; Cost $303,215)   (a)(d)              237,500              606,168
------------------------------------------------------------------------------------------------------------------------------------
Solomon Systech International Ltd. (Semiconductors)                                (e)               5,364,000            2,508,822
====================================================================================================================================
                                                                                                                         18,406,841
====================================================================================================================================


DVM-QTR-1                           F-2

                                                                                                       SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------
HUNGARY--2.74%
EGIS Rt. (Pharmaceuticals)                                                                              29,900         $  3,520,363
------------------------------------------------------------------------------------------------------------------------------------
MOL Magyar Olaj-es Gazipari Rt. (Integrated Oil & Gas)                             (e)                  23,000            2,395,491
------------------------------------------------------------------------------------------------------------------------------------
OTP Bank Rt. (Diversified Banks)                                                                       126,400            4,360,934
------------------------------------------------------------------------------------------------------------------------------------
OTP Bank Rt.-GDR REGS (Diversified Banks) (Acquired 01/15/03-04/15/03; Cost
$767,189)                                                                          (a)(b)(e)            37,100            2,567,533
------------------------------------------------------------------------------------------------------------------------------------
Technoimpex (Multi-Sector Holdings)                                                                      1,400
------------------------------------------------------------------------------------------------------------------------------------
(Acquired (11/22/90; Cost $2,989,406)                                              (a)(d)(f)(g )         1,400                    0
====================================================================================================================================
                                                                                                                         12,844,321
====================================================================================================================================

INDIA--4.12%
Dr. Reddy's Laboratories Ltd.-ADR (Pharmaceuticals)                                                     92,000            2,355,200
------------------------------------------------------------------------------------------------------------------------------------
HDFC Bank Ltd.-ADR (Diversified Banks)                                                                 101,061            6,007,066
------------------------------------------------------------------------------------------------------------------------------------
Infosys Technologies Ltd.-ADR (IT Consulting & Other Services)                                          94,800            7,230,396
------------------------------------------------------------------------------------------------------------------------------------
Tata Motors Ltd.-ADR (Construction & Farm Machinery & Heavy Trucks)                (b)                 232,000            3,725,920
====================================================================================================================================
                                                                                                                         19,318,582
====================================================================================================================================

INDONESIA--2.12%
PT Astra Agro Lestari Tbk (Agricultural Products)                                  (e)               4,062,500            2,187,544
------------------------------------------------------------------------------------------------------------------------------------
PT Astra International Tbk (Automobile Manufacturers)                              (e)               1,933,000            2,147,987
------------------------------------------------------------------------------------------------------------------------------------
PT Telekomunikasi Indonesia-Series B (Integrated Telecommunication Services)       (e)               5,541,000            3,774,146
------------------------------------------------------------------------------------------------------------------------------------
PT United Tractors Tbk (Construction & Farm Machinery & Heavy Trucks)              (e)               4,439,000            1,813,631
====================================================================================================================================
                                                                                                                          9,923,308
====================================================================================================================================

ISRAEL--0.52%
Teva Pharmaceutical Industries Ltd.-ADR (Pharmaceuticals)                                               57,800            2,464,014
====================================================================================================================================

LUXEMBOURG--1.17%
Millicom International Cellular S.A. (Wireless Telecommunication Services)         (b)(d)              142,400            5,482,400
====================================================================================================================================

MALAYSIA--0.85%
IOI Corp. Berhad (Agricultural Products)                                           (f)(g)              522,000            1,753,686
------------------------------------------------------------------------------------------------------------------------------------
SP Setia Berhad (Real Estate Management & Development)                                               2,337,000            2,218,296
====================================================================================================================================
                                                                                                                          3,971,982
====================================================================================================================================


DVM-QTR-1                           F-3

                                                                                                      SHARES                VALUE
------------------------------------------------------------------------------------------------------------------------------------
MEXICO--6.99%
Alfa, S.A.-Class A (Industrial Conglomerates)                                      (b)                 233,300         $  1,323,537
------------------------------------------------------------------------------------------------------------------------------------
America Movil S.A. de C.V.-Series L-ADR (Wireless Telecommunication Services)                          242,200            8,169,406
------------------------------------------------------------------------------------------------------------------------------------
Axtel, S.A. de C.V.-CPO (Integrated Telecommunication Services) (Acquired
12/06/05; Cost $2,497,969)                                                         (a)(d)            1,025,000            2,502,633
------------------------------------------------------------------------------------------------------------------------------------
Corporacion GEO, S.A. de C.V.-Series B (Homebuilding)                              (d)                 872,600            3,003,636
------------------------------------------------------------------------------------------------------------------------------------
Gruma S.A.-Class B (Packaged Foods & Meats)                                                            600,000            2,217,541
------------------------------------------------------------------------------------------------------------------------------------
Grupo Financiero Banorte S.A. de C.V.-Class O (Diversified Banks)                  (b)               1,328,900            3,168,289
------------------------------------------------------------------------------------------------------------------------------------
Grupo Televisa, S.A.-ADR (Broadcasting & Cable TV)                                                      25,328            2,116,154
------------------------------------------------------------------------------------------------------------------------------------
TV Azteca, S.A. de C.V.-CPO (Broadcasting & Cable TV)                                                2,400,000            1,626,963
------------------------------------------------------------------------------------------------------------------------------------
Urbi, Desarrollos Urbanos, S.A. de C.V. (Homebuilding)                             (b)(d)              387,700            2,856,522
------------------------------------------------------------------------------------------------------------------------------------
Wal-Mart de Mexico S.A. de C.V.-Series V (Hypermarkets & Super Centers)            (b)                 999,800            5,808,872
====================================================================================================================================
                                                                                                                         32,793,553
====================================================================================================================================

PHILIPPINES--1.50%
Philippine Long Distance Telephone Co. (Integrated Telecommunication Services)     (e)                 196,500            7,016,726
====================================================================================================================================

RUSSIA--5.36%
Mobile TeleSystems-ADR (Wireless Telecommunication Services)                                           149,700            5,610,756
------------------------------------------------------------------------------------------------------------------------------------
NovaTek OAO-GDR REGS (Oil & Gas Exploration & Production) (Acquired 07/21/05;
Cost $1,256,250)                                                                   (a)(b)(f)            75,000            2,176,505
------------------------------------------------------------------------------------------------------------------------------------
OAO LUKOIL-ADR  (Integrated Oil & Gas)                                             (c)                 180,932           13,877,484
------------------------------------------------------------------------------------------------------------------------------------
OAO Vimpel-Communications-ADR (Wireless Telecommunication Services)                (d)                  73,800            3,453,840
====================================================================================================================================
                                                                                                                         25,118,585
====================================================================================================================================

SOUTH AFRICA--10.01%
Anglo American PLC (Diversified Metals & Mining)                                                       129,700            5,018,712
------------------------------------------------------------------------------------------------------------------------------------
Barloworld Ltd. (Industrial Conglomerates)                                         (e)                 145,300            2,793,249
------------------------------------------------------------------------------------------------------------------------------------
Foschini Ltd. (Apparel Retail)                                                                         451,600            4,322,066
------------------------------------------------------------------------------------------------------------------------------------
Impala Platinum Holdings Ltd. (Precious Metals & Minerals)                                              11,001            1,906,035
------------------------------------------------------------------------------------------------------------------------------------
JD Group Ltd. (Home Improvement Retail)                                            (e)                 210,000            2,978,031
------------------------------------------------------------------------------------------------------------------------------------
Massmart Holdings Ltd. (Hypermarkets & Super Centers)                              (e)                 502,500            4,907,982
------------------------------------------------------------------------------------------------------------------------------------
Naspers Ltd.-Class N (Broadcasting & Cable TV)                                     (e)                 367,000            7,873,234
------------------------------------------------------------------------------------------------------------------------------------
Standard Bank Group Ltd. (Diversified Banks)                                       (e)                 722,586            9,768,072
------------------------------------------------------------------------------------------------------------------------------------
Telkom South Africa Ltd. (Integrated Telecommunication Services)                                       264,400            6,500,656
------------------------------------------------------------------------------------------------------------------------------------
Telkom South Africa Ltd. (Integrated Telecommunication Services) (Acquired
06/18/04;Cost $396,871)                                                            (a)                  35,300              867,901
====================================================================================================================================
                                                                                                                         46,935,938
====================================================================================================================================


DVM-QTR-1                           F-4

                                                                                                      SHARES               VALUE
------------------------------------------------------------------------------------------------------------------------------------
SOUTH KOREA--16.50%
Cheil Communications Inc. (Advertising)                                                                 10,000         $  2,265,305
------------------------------------------------------------------------------------------------------------------------------------
CJ Corp. (Packaged Foods & Meats)                                                  (e)                  33,050            4,278,768
------------------------------------------------------------------------------------------------------------------------------------
Core Logic Inc. (Semiconductors)                                                   (e)                  46,890            1,967,311
------------------------------------------------------------------------------------------------------------------------------------
Daekyo Co., Ltd. (Publishing)                                                      (e)                   5,210              422,888
------------------------------------------------------------------------------------------------------------------------------------
Daesang Corp. (Packaged Foods & Meats)                                             (d)(e)              203,000            3,058,895
------------------------------------------------------------------------------------------------------------------------------------
Daewoo Shipbuilding & Marine Engineering Co., Ltd. (Construction & Farm
Machinery & Heavy Trucks)                                                                               97,000            2,388,419
------------------------------------------------------------------------------------------------------------------------------------
Emerging Memory & Logic Solutions Inc. (Semiconductors)                            (e)                 115,180            1,849,832
------------------------------------------------------------------------------------------------------------------------------------
Gravity Co. Ltd.-ADR (Home Entertainment Software)                                                     412,605            3,024,395
------------------------------------------------------------------------------------------------------------------------------------
Hana Financial Group Inc. (Diversified Banks)                                                          129,269            6,339,146
------------------------------------------------------------------------------------------------------------------------------------
Hyundai Department Store Co., Ltd. (Department Stores)                             (e)                  88,700            9,977,760
------------------------------------------------------------------------------------------------------------------------------------
Hyundai Mipo Dockyard Co., Ltd. (Construction, Farm Machinery & Heavy Trucks)                           46,300            3,086,507
------------------------------------------------------------------------------------------------------------------------------------
Hyundai Motor Co. (Automobile Manufacturers)                                       (e)                  30,310            2,737,258
------------------------------------------------------------------------------------------------------------------------------------
Kookmin Bank (Diversified Banks)                                                   (e)                  50,100            3,992,193
------------------------------------------------------------------------------------------------------------------------------------
KT Freetel Co., Ltd. (Wireless Telecommunication Services)                         (e)                  67,400            1,644,440
------------------------------------------------------------------------------------------------------------------------------------
NHN Corp. (Internet Software & Services)                                           (d)(e)               14,500            4,243,451
------------------------------------------------------------------------------------------------------------------------------------
Samsung Electronics Co., Ltd.-GDR REGS (Electronic Equipment Manufacturers)
(Acquired 11/03/00-08/29/01; Cost $1,423,508)                                      (a)(e)               17,723            6,791,683
------------------------------------------------------------------------------------------------------------------------------------
Samsung Electronics Co., Ltd.-Pfd. (Electronic Equipment Manufacturers)            (e)                  11,300            6,610,706
------------------------------------------------------------------------------------------------------------------------------------
Shinsegae Co., Ltd. (Hypermarkets & Super Centers)                                 (e)                   4,380            2,308,548
------------------------------------------------------------------------------------------------------------------------------------
STX Shipbuilding Co., Ltd. (Construction & Farm Machinery & Heavy Trucks)                              156,007            2,717,244
------------------------------------------------------------------------------------------------------------------------------------
Techno Semichem Co., Ltd. (Commodity Chemicals)                                    (e)                 138,741            1,769,104
------------------------------------------------------------------------------------------------------------------------------------
Woongjin Coway Co., Ltd. (Housewares & Specialties)                                (e)                 212,300            5,890,490
====================================================================================================================================
                                                                                                                         77,364,343
====================================================================================================================================

TAIWAN--5.89%
Asia Optical Co., Inc. (Photographic Products)                                     (e)                 358,609            2,324,765
------------------------------------------------------------------------------------------------------------------------------------
Catcher Technology Co., Ltd. (Computer Storage & Peripherals)                      (e)                 815,128            6,116,448
------------------------------------------------------------------------------------------------------------------------------------
Hon Hai Precision Industry Co., Ltd. (Electronic Equipment Manufacturers)          (e)                 581,095            3,938,988
------------------------------------------------------------------------------------------------------------------------------------
Hon Hai Precision Industry Co., Ltd.-GDR REGS (Electronic Equipment
Manufacturers)(Acquired 08/14/02-08/31/05; Cost $1,083,791)                        (a)(e)              246,321            3,453,501
------------------------------------------------------------------------------------------------------------------------------------
Hotai Motor Co. Ltd. (Automobile Manufacturers)                                    (e)                 604,000            1,490,359
------------------------------------------------------------------------------------------------------------------------------------
MediaTek Inc. (Semiconductors)                                                     (e)                 307,000            3,099,357
------------------------------------------------------------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors)                       (e)               1,446,146            2,900,557
------------------------------------------------------------------------------------------------------------------------------------
Tripod Technology Corp. (Electronic Equipment Manufacturers)                       (e)                 772,000            2,610,918
------------------------------------------------------------------------------------------------------------------------------------
Wistron Corp. (Computer Hardware)                                                  (d)(e)            1,246,000            1,674,314
====================================================================================================================================
                                                                                                                         27,609,207
====================================================================================================================================


DVM-QTR-1                           F-5

                                                                                                      SHARES                VALUE
------------------------------------------------------------------------------------------------------------------------------------
THAILAND--2.02%
Kasikornbank PCL (Diversified Banks)                                                                 1,921,000         $  3,552,838
------------------------------------------------------------------------------------------------------------------------------------
Siam Commercial Bank PCL (Diversified Banks)                                       (e)               2,437,600            3,717,825
------------------------------------------------------------------------------------------------------------------------------------
Thai Oil PCL (Oil & Gas Refining & Marketing)                                      (e)               1,291,000            2,222,462
====================================================================================================================================
                                                                                                                          9,493,125
====================================================================================================================================


TURKEY--3.36%
Akbank T.A.S. (Diversified Banks)                                                  (e)                 359,500            3,117,587
------------------------------------------------------------------------------------------------------------------------------------
Haci Omer Sabanci Holding A.S. (Multi-Sector Holdings)                                                 581,100            4,476,752
------------------------------------------------------------------------------------------------------------------------------------
Tupras-Turkiye Petrol Rafinerileri A.S. (Oil & Gas Refining, Marketing &
Transportation)                                                                    (e)                 130,814            2,714,942
------------------------------------------------------------------------------------------------------------------------------------
Turk Traktor ve Ziraat Makineleri A.S.  (Construction & Farm Machinery & Heavy
Trucks)                                                                            (e)                 250,800            2,346,740
------------------------------------------------------------------------------------------------------------------------------------
Turkiye Vakiflar Bankasi T.A.O. (Diversfied Banks) (Acquired 11/14/05; Cost
$1,987,088)                                                                        (a)(d)              500,000            3,096,677
====================================================================================================================================
                                                                                                                         15,752,698
====================================================================================================================================

UNITED KINGDOM--0.74%
Hikma Pharmaceuticals, PLC (Pharmaceuticals)                                       (d)                 445,300            3,477,904
====================================================================================================================================

Total Foreign Stocks & Other Equity Interests (Cost $226,232,827)                                                       436,888,168
====================================================================================================================================


MONEY MARKET FUNDS--6.51%
Liquid Assets Portfolio-Institutional Class                                        (h)              15,254,823           15,254,823
------------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class                                           (h)              15,254,823           15,254,823
====================================================================================================================================

Total Money Market Funds (Cost $30,509,646)                                                                              30,509,646
====================================================================================================================================

TOTAL INVESTMENTS--99.67% (excluding investments purchased with cash collateral
from securities loaned) (Cost $256,742,473)                                                                             467,397,814
====================================================================================================================================


INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED
MONEY MARKET FUNDS--5.95%
Liquid Assets Portfolio-Institutional Class                                        (h)(i)           13,964,900           13,964,900
------------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class                                           (h)(i)           13,964,900           13,964,900
====================================================================================================================================

Total Money Market Funds (purchased with cash collateral from securities loaned)
(Cost $27,929,800)                                                                                                       27,929,800
====================================================================================================================================

TOTAL INVESTMENTS--105.62%  (Cost $284,672,273)                                                                         495,327,614
====================================================================================================================================

OTHER ASSETS LESS LIABILITIES--(5.62%)                                                                                  (26,368,212)
====================================================================================================================================
NET ASSETS--100.00%                                                                                                   $ 468,959,402
====================================================================================================================================


DVM-QTR-1                           F-6

Investment Abbreviations:

ADR           American Depositary Receipt
CPO           Ordinary Participation Certificates
GDR           Global Depositary Receipt
Pfd.          Preferred
REGS          Regulation S

Notes to Schedule of Investments:

(a) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at January 31, 2006 was $34,927,741, which represented 7.45% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(b) All or a portion of this security has been pledged as collateral for securities lending transactions at January 31, 2006.

(c) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at January 31, 2006 was $14,078,070, which represented 3.00% of the Fund's Net Assets. See Note 1A.

(d) Non-income producing security.

(e) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at January 31, 2006 was $172,550,558, which represented 36.79% of the Fund's Net Assets. See Note 1A.

(f) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at January 31, 2006 was $3,930,191, which represented 0.84% of the Fund's Net Assets. See Note 1A.

(g) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at January 31, 2006 was $1,753,686, which represented 0.37% of the Fund's Net Assets.

(h) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(i) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

See accompanying notes which are an integral part of this schedule.


DVM-QTR-1                           F-7

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
January 31, 2006
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

        Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

        Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.


DVM-QTR-1                             F-8

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.


DVM-QTR-1                             F-9

E. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.


NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the three months ended January 31, 2006.

 INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                               CHANGE IN
                                                                               UNREALIZED                                  REALIZED
                                VALUE        PURCHASES        PROCEEDS        APPRECIATION      VALUE         DIVIDEND       GAIN
FUND                          10/31/05        AT COST        FROM SALES      (DEPRECIATION)    01/31/06        INCOME       (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
Class                       $ 5,814,306     $25,079,410    $(15,638,893)      $     --       $ 15,254,823    $   386,363   $     --
------------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-Institutional
Class                         5,814,306      25,079,410     (15,638,893)            --         15,254,823         86,740         --
====================================================================================================================================
   SUBTOTAL                 $11,628,612     $50,158,820    $(31,277,786)      $     --       $ 30,509,646    $   173,103   $     --
====================================================================================================================================

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                             CHANGE IN
                                                                             UNREALIZED                                     REALIZED
                                 VALUE        PURCHASES        PROCEEDS     APPRECIATION      VALUE          DIVIDEND         GAIN
FUND                           10/31/05        AT COST        FROM SALES   (DEPRECIATION)    01/31/06         INCOME*        (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
Class                       $  5,177,645    $ 22,329,675     $(13,542,420)    $    --     $ 13,964,900     $     30,010     $     --
------------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-Institutional
Class                          5,177,645      22,329,675      (13,542,420)         --       13,964,900           30,191           --
====================================================================================================================================
   SUBTOTAL                 $ 10,355,290    $ 44,659,350     $(27,084,840)    $    --     $ 27,929,800     $     60,201     $     --
====================================================================================================================================
   TOTAL                    $ 21,983,902    $ 94,818,170     $(58,362,626)    $    --     $ 58,439,446     $    233,304     $     --
====================================================================================================================================

* Net of compensation to counterparties.


NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not


DVM-QTR-1                             F-10
increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At January 31, 2006, securities with an aggregate value of $26,956,052 were on loan to brokers. The loans were secured by cash collateral of $27,929,800 received by the Fund and subsequently invested in affiliated money market funds. For the three months ended January 31, 2006, the Fund received dividends on cash collateral investments of $60,201 for securities lending transactions, which are net of compensation to counterparties.

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended January 31, 2006 was $79,949,705 and $46,015,682, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

        UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-----------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                    $    215,914,430
-----------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                        (6,107,375)
===============================================================================================
Net unrealized appreciation of investment securities                          $    209,807,055
_______________________________________________________________________________________________
===============================================================================================
Cost of investments for tax purposes is $285,520,559.


DVM-QTR-1                             F-11

                           AIM GLOBAL HEALTH CARE FUND

          Quarterly Schedule of Portfolio Holdings - January 31, 2006

                                   [YOUR GOALS.
                                  OUR SOLUTIONS.]
                             --REGISTERED TRADEMARK--

                                                         (AIM INVESTMENTS LOGO)
                                                        --REGISTERED TRADEMARK--

AIMinvestments.com         GHC-QTR-1        1/06           AIM Advisors, Inc.

SCHEDULE OF INVESTMENTS
January 31, 2006
(Unaudited)

                                                                            SHARES          VALUE
                                                                          ----------   --------------
DOMESTIC STOCKS--75.68%
BIOTECHNOLOGY--20.92%
Affymetrix, Inc.                                           (a)                86,200   $    3,291,116
Amgen Inc.                                                 (a)               537,294       39,163,360
Arena Pharmaceuticals, Inc.                                (a)               321,027        5,447,828
ARIAD Pharmaceuticals, Inc.                                (a)               662,110        4,091,840
Array BioPharma Inc.                                       (a)               580,836        4,513,096
Athersys Inc.-Class F, Conv. Pfd. (Acquired 04/17/00;
Cost $5,000,000)                                           (a)(b)(c)(d)      416,667          297,917
Biogen Idec Inc.                                           (a)               764,584       34,215,134
Charles River Laboratories International, Inc.             (a)               344,138       15,875,086
Coley Pharmaceutical Group, Inc.                           (a)(e)            255,543        3,912,363
Cubist Pharmaceuticals, Inc.                               (a)               522,000       11,296,080
DOV Pharmaceutical, Inc.                                   (a)(e)            277,997        4,292,274
Encysive Pharmaceuticals Inc.                              (a)               523,500        4,957,545
Genzyme Corp.                                              (a)               447,883       31,772,820
Human Genome Sciences, Inc.                                (a)             1,094,567       12,040,237
Idenix Pharmaceuticals, Inc.                               (a)(e)            208,383        4,740,714
Ingenex, Inc.-Series B, Pfd. (Acquired 09/27/94; Cost
$600,000)                                                  (a)(b)(c)(d)      103,055                0
InterMune, Inc.                                            (a)(e)            213,422        4,317,527
Invitrogen Corp.                                           (a)               153,900       10,600,632
Keryx Biopharmaceuticals, Inc.                             (a)               144,464        2,315,758
MannKind Corp.                                             (a)(e)            335,800        6,077,980
Medarex, Inc.                                              (a)               142,693        1,994,848
MedImmune, Inc.                                            (a)               925,337       31,572,498
Millennium Pharmaceuticals, Inc.                           (a)               406,998        4,208,359
Myogen, Inc.                                               (a)                18,690          697,511
NPS Pharmaceuticals, Inc.                                  (a)               514,968        7,312,546
OSI Pharmaceuticals, Inc.                                  (a)               186,500        5,251,840
Panacos Pharmaceuticals, Inc.                              (a)               854,929        7,908,093
PDL BioPharma Inc.                                         (a)             1,701,543       49,599,978
Rigel Pharmaceuticals, Inc.                                (a)(e)            208,400        1,623,436
Serologicals Corp.                                         (a)(e)            577,500       12,912,900
Tercica, Inc.                                              (a)(e)            252,400        1,736,512
Theravance, Inc.                                           (a)               166,200        4,552,218
Vertex Pharmaceuticals Inc.                                (a)               145,867        5,210,369
ZymoGenetics, Inc.                                         (a)               214,638        4,788,574
                                                                                       --------------
                                                                                          342,588,989
                                                                                       ==============
DRUG RETAIL--0.79%
CVS Corp.                                                                    465,902       12,933,440
HEALTH CARE DISTRIBUTORS--1.65%
Cardinal Health, Inc.                                                        189,172       13,627,951
PSS World Medical, Inc.                                    (a)               756,758       13,432,454
                                                                                       --------------
                                                                                           27,060,405
                                                                                       ==============

                                                                            SHARES          VALUE
                                                                          ----------   --------------
HEALTH CARE EQUIPMENT--16.70%
Advanced Medical Optics, Inc.                              (a)               342,569   $   15,271,726
ATS Medical, Inc.                                          (a)               851,700        2,359,209
Beckman Coulter, Inc.                                                        122,000        7,265,100
Biomet, Inc.                                                                 444,348       16,800,798
Boston Scientific Corp.                                    (a)               675,249       14,767,696
Cytyc Corp.                                                (a)               459,673       13,836,157
Dionex Corp.                                               (a)               290,500       15,405,215
EPIX Pharmaceuticals Inc.                                  (a)(e)            209,700          954,135
Fisher Scientific International Inc.                       (a)               193,600       12,946,032
FoxHollow Technologies, Inc.                               (a)                67,499        1,813,698
Guidant Corp.                                                                162,016       11,924,378
Medtronic, Inc.                                                              560,086       31,628,056
Mentor Corp.                                               (e)               448,366       20,176,470
SonoSite, Inc.                                             (a)               531,549       20,911,138
St. Jude Medical, Inc.                                     (a)               416,848       20,479,742
Stryker Corp.                                                                285,000       14,221,500
Thermo Electron Corp.                                      (a)               533,063       17,932,239
Varian Inc.                                                (a)               261,424       10,030,839
Varian Medical Systems, Inc.                               (a)               238,400       14,354,064
Vnus Medical Technologies                                  (a)(e)            110,000          998,800
Wright Medical Group, Inc.                                 (a)               421,181        9,400,760
                                                                                       --------------
                                                                                          273,477,752
                                                                                       ==============
HEALTH CARE FACILITIES--2.23%
HCA Inc.                                                                     144,100        7,072,428
Kindred Healthcare, Inc.                                   (a)               563,625       12,907,013
LifePoint Hospitals, Inc.                                  (a)               535,763       16,528,289
                                                                                       --------------
                                                                                           36,507,730
                                                                                       ==============
HEALTH CARE SERVICES--6.65%
Caremark Rx, Inc.                                          (a)               194,900        9,608,570
DaVita, Inc.                                               (a)               137,900        7,550,025
Eclipsys Corp.                                             (a)               642,251       14,168,057
HMS Holdings Corp.                                         (a)(f)          1,895,000       15,633,750
Medco Health Solutions, Inc.                               (a)               441,103       23,863,672
Omnicare, Inc.                                                               331,906       16,495,728
Pharmaceutical Product Development, Inc.                                     310,487       21,479,491
                                                                                       --------------
                                                                                          108,799,293
                                                                                       ==============
HEALTH CARE SUPPLIES--2.05%
Cooper Cos., Inc. (The)                                                      259,119       14,362,966
Gen-Probe Inc.                                             (a)                78,000        3,933,540
Immucor, Inc.                                              (a)               505,993       15,205,090
                                                                                       --------------
                                                                                           33,501,596
                                                                                       ==============
INDUSTRIAL CONGLOMERATES--0.98%
Tyco International Ltd.                                                      618,064       16,100,567

LIFE & HEALTH INSURANCE--0.55%
Universal American Financial Corp.                         (a)               543,805        8,956,468

                                                                            SHARES          VALUE
                                                                          ----------   --------------
MANAGED HEALTH CARE--10.79%
Aetna Inc.                                                                   355,779   $   34,439,407
Aveta, Inc. (Acquired 12/21/2005; Cost $10,463,850)        (a)(b)(c)(d)      775,100       10,463,850
CIGNA Corp.                                                                  143,401       17,437,562
Coventry Health Care, Inc.                                 (a)               360,587       21,480,168
Health Net, Inc.                                           (a)               310,649       15,336,741
UnitedHealth Group Inc.                                                      805,252       47,848,074
WellPoint, Inc.                                            (a)               387,085       29,728,128
                                                                                       --------------
                                                                                          176,733,930
                                                                                       ==============
PHARMACEUTICALS--12.37%
BioImagene, Inc.-Series B-2, Pfd. (Acquired 05/24/01;
Cost $1,350,000)                                           (a)(b)(c)(d)      101,919          102,663
Endo Pharmaceuticals Holdings Inc.                         (a)               379,310       10,886,197
Forest Laboratories, Inc.                                  (a)               380,000       17,586,400
Impax Laboratories, Inc.                                   (a)(e)            414,544        4,166,167
IVAX Corp.                                                 (a)               166,300        5,175,256
Johnson & Johnson                                                            348,885       20,074,843
Medicines Co. (The)                                        (a)               432,900        8,333,325
Medicis Pharmaceutical Corp.-Class A                       (e)               253,230        7,827,339
MGI Pharma, Inc.                                           (a)               455,700        7,596,519
Pfizer Inc.                                                                1,434,136       36,828,612
Salix Pharmaceuticals, Ltd.                                (a)                82,000        1,425,980
Sepracor Inc.                                              (a)               312,099       17,761,554
Wyeth                                                                      1,332,908       61,646,995
XenoPort, Inc.                                             (a)               210,400        3,156,000
                                                                                       --------------
                                                                                          202,567,850
                                                                                       ==============
Total Domestic Stocks (Cost $1,069,288,009)                                             1,239,228,020

FOREIGN STOCKS & OTHER EQUITY INTERESTS--21.07%

CANADA--0.90%
Biovail Corp. (Pharmaceuticals)                            (e)               649,321       14,707,121

DENMARK--0.56%
Novo Nordisk A.S.-Class B (Pharmaceuticals)                (g)               163,150        9,136,564

FRANCE--3.03%
Ipsen S.A. (Pharmaceuticals)                               (a)               678,510       20,944,667
Sanofi-Aventis (Pharmaceuticals)                           (g)               313,000       28,689,838
                                                                                       --------------
                                                                                           49,634,505
                                                                                       ==============

GERMANY--0.93%
Merck KGaA (Pharmaceuticals)                               (g)               145,794       15,212,945

INDIA--0.03%
Wockhardt Ltd. (Pharmaceuticals)                           (g)                45,000          492,823

                                                                            SHARES          VALUE
                                                                          ----------   --------------
ISRAEL--0.60%
Taro Pharmaceutical Industries Ltd. (Pharmaceuticals)      (a)(e)            316,295   $    4,700,144
Teva Pharmaceutical Industries Ltd.-ADR
(Pharmaceuticals)                                                            120,400        5,132,652
                                                                                       --------------
                                                                                            9,832,796
                                                                                       ==============
JAPAN--2.51%
Astellas Pharma Inc. (Pharmaceuticals)                     (g)                61,000        2,519,639
Eisai Co., Ltd. (Pharmaceuticals)                          (e)(g)            558,000       23,807,119
Kyorin Pharmaceutical Co., Ltd. (Pharmaceuticals)          (e)(g)             30,000          372,492
Shionogi & Co., Ltd. (Pharmaceuticals)                     (e)(g)            950,000       14,330,946
                                                                                       --------------
                                                                                           41,030,196
                                                                                       ==============
SWITZERLAND--10.51%
Novartis A.G. (Pharmaceuticals)                            (g)                20,000        1,103,134
Novartis A.G.-ADR (Pharmaceuticals)                                        1,006,768       55,533,323
Roche Holding A.G. (Pharmaceuticals)                                         730,958      115,507,718
                                                                                       --------------
                                                                                          172,144,175
                                                                                       ==============
UNITED KINGDOM--2.00%
Shire PLC-ADR (Pharmaceuticals)                                              672,231       32,771,261
                                                                                       ==============
Total Foreign Stocks & Other Equity Interests (Cost
$259,789,435)                                                                             344,962,386
                                                                                       ==============
MONEY MARKET FUNDS--4.47%
Liquid Assets Portfolio-Institutional Class                (h)            36,585,204       36,585,204
STIC Prime Portfolio-Institutional Class                   (h)            36,585,204       36,585,204
                                                                                       ==============
Total Money Market Funds (Cost $73,170,408)                                                73,170,408
                                                                                       ==============
TOTAL INVESTMENTS--101.22% (excluding investments
purchased with cash collateral from securities loaned)
(Cost $1,402,247,852)                                                                   1,657,360,814
                                                                                       ==============
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
SECURITIES LOANED
MONEY MARKET FUNDS--4.82%
Liquid Assets Portfolio-Institutional Class                (h)(i)         39,506,429       39,506,429
STIC Prime Portfolio-Institutional Class                   (h)(i)         39,506,429       39,506,429
                                                                                       --------------
Total Money Market Funds (purchased with cash collateral
from securities loaned) (Cost $79,012,858)                                                 79,012,858
                                                                                       ==============
TOTAL INVESTMENTS--106.04%  (Cost $1,481,260,710)                                       1,736,373,672
                                                                                       ==============
OTHER ASSETS LESS LIABILITIES--(6.04%)                                                    (98,901,822)
                                                                                       ==============
NET ASSETS--100.00%                                                                    $1,637,471,850
                                                                                       ==============

Investment Abbreviations:

ADR   American Depositary Receipt
Conv. Convertible
Pfd.  Preferred

     Notes to Schedule of Investments:

(a)  Non-income producing security.

(b) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at January 31, 2006 was $10,864,430, which represented 0.66% of the Fund's Net Assets. See Note 1A.

(c)  Security is considered venture capital. See Note 1G.

(d) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at January 31, 2006 was $10,864,430, which represented 0.66% of the Fund's Net Assets. These securities are considered to be illiquid. The fund is restricted to investing in 15% of net assets in illiquid securities at the time of purchase.

(e) All or a portion of this security has been pledged as collateral for securities lending transactions at January 31, 2006.

(f) Affiliated company. The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The value of this security at January 31, 2006 was $15,633,750 which represented 0.95% of the Fund's Net Assets. See Note 2.

(g) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at January 31, 2006 was $95,665,500, which represented 5.84% of the Fund's Net Assets. See Note 1A.

(h) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(i) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

See accompanying notes which are an integral part of this schedule.

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
January 31, 2006
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

F. COVERED CALL OPTIONS - The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

G. VENTURE CAPITAL INVESTMENTS - The Fund has invested in non-publicly traded companies, some of which are in the startup or development stages. These investments are inherently risky, as the markets for the technologies or products these companies are developing are typically in the early stages and may never materialize. The Fund could lose its entire investment in these companies. These investments are valued at fair value as determined in good faith in accordance with procedures approved by the Board of Trustees. Investments in privately held venture capital securities are illiquid.

NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the three months ended January 31, 2006.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         CHANGE IN
                                                          PROCEEDS       UNREALIZED                              REALIZED
                             VALUE        PURCHASES         FROM        APPRECIATION       VALUE      DIVIDEND     GAIN
       FUND                 10/31/05       AT COST         SALES       (DEPRECIATION)     01/31/06     INCOME     (LOSS)
       ----               -----------   ------------   -------------   --------------   -----------   --------   --------
Liquid Assets             $14,651,082   $132,006,287   $(110,072,165)        $--        $36,585,204   $185,043      $--
Portfolio-Institutional
Class
STIC Prime
Portfolio-Institutional
Class                      14,651,082    132,006,287    (110,072,165)         --         36,585,204    185,755       --
                          -----------   ------------   -------------         ---        -----------   --------      ---
   SUBTOTAL               $29,302,164   $264,012,574   $(220,144,330)        $--        $73,170,408   $370,798      $--
                          ===========   ============   =============         ===        ===========   ========      ===

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                         CHANGE IN
                                                          PROCEEDS       UNREALIZED                              REALIZED
                             VALUE        PURCHASES         FROM        APPRECIATION       VALUE      DIVIDEND     GAIN
       FUND                 10/31/05       AT COST         SALES       (DEPRECIATION)     01/31/06     INCOME*    (LOSS)
       ----               ------------   -----------   -------------   --------------   -----------   --------   --------
Liquid Assets             $ 87,949,707   $32,799,141   $ (81,242,419)        $--        $39,506,429    $25,159      $--
Portfolio-Institutional
Class
STIC Prime
Portfolio-Institutional
Class                       87,949,707    32,799,141     (81,242,419)         --         39,506,429     25,340       --
                          ------------   -----------   -------------         ---        -----------    -------      ---
   SUBTOTAL               $175,899,414   $65,598,282   $(162,484,838)        $--        $79,012,858    $50,499      $--
                          ============   ===========   =============         ===        ===========    =======      ===

*    Net of compensation to counterparties.

INVESTMENTS IN OTHER AFFILIATES:

The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The following is a summary of the transactions with affiliates for the three months ended January 31, 2006.

                                                                          CHANGE IN
                                                          PROCEEDS        UNREALIZED                               REALIZED
                             VALUE        PURCHASES         FROM         APPRECIATION       VALUE       DIVIDEND     GAIN
                            10/31/05       AT COST         SALES        (DEPRECIATION)     01/31/06      INCOME     (LOSS)
                          ------------   ------------   -------------   --------------   -----------    --------   --------
HMS Holdings Corp.        $ 13,492,400   $         --   $          --     $2,141,350     $ 15,633,750   $     --      $--
                          ------------   ------------   -------------     ----------     ------------   --------      ---
   TOTAL                  $218,693,978   $329,610,856   $(382,629,168)    $2,141,350     $167,817,016   $421,297      $--
                          ============   ============   =============     ==========     ============   ========      ===

NOTE 3 - PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

     At January 31, 2006, securities with an aggregate value of $76,920,805 were on loan to brokers. The loans were secured by cash collateral of $79,012,858 received by the Fund and subsequently invested in affiliated money market funds. For the three months ended January 31, 2006, the Fund received dividends on cash collateral investments of $50,499 for securities lending transactions, which are net of compensation to counterparties.

NOTE 4 - FOREIGN CURRENCY CONTRACTS

                  OPEN FOREIGN CURRENCY CONTRACTS AT PERIOD END

                                    CONTRACT TO                          UNREALIZED
SETTLEMENT                 --------------------------       VALUE       APPRECIATION
   DATE        CURRENCY      DELIVER       RECEIVE        01/31/06     (DEPRECIATION)
----------   -----------   -----------   ------------   ------------   --------------
             British
             Pound
02/06/06     Sterling       16,500,000   $ 29,221,808   $ 29,355,417     $ (133,609)
             Danish
02/06/06     Krone          47,000,000      7,619,356      7,655,047        (35,691)
02/06/06     EURO           44,800,000     54,237,710     54,463,866       (226,156)
02/06/06     Swiss Franc   183,000,000    144,270,302    143,240,123      1,030,179
                           -----------   ------------   ------------     ----------
                           291,300,000   $235,349,176   $234,714,453     $  634,723
                           ===========   ============   ============     ==========

NOTE 5 - OPTION CONTRACTS WRITTEN

                         TRANSACTIONS DURING THE PERIOD

                      CALL OPTION CONTRACTS
                      ---------------------
                      NUMBER OF    PREMIUMS
                      CONTRACTS    RECEIVED
                      ---------   ---------
Beginning of period      600      $ 199,191
Exercised               (600)      (199,191)
                        ----      ---------
End of period             --      $      --
                        ====      =========

NOTE 6 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended January 31, 2006 was $499,338,151 and $573,976,576, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $280,750,676
Aggregate unrealized (depreciation) of investment securities    (35,569,275)
                                                               ------------
Net unrealized appreciation of investment securities           $245,181,401
                                                               ============

Cost of investments for tax purposes is $1,491,192,271.

                                AIM TRIMARK FUND
           Quarterly Schedule of Portfolio Holdings o January 31, 2006


AIMinvestments.com                  T-TRI-QTR-1             A I M Advisors, Inc.

YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--

SCHEDULE OF INVESTMENTS
January 31, 2006
(Unaudited)

                                                                       SHARES        VALUE
----------------------------------------------------------------------------------------------
FOREIGN STOCKS & OTHER EQUITY

INTERESTS--60.95%

AUSTRIA--1.29%

Weinerberger A.G. (Building Products)                                   9,800   $     432,093
==============================================================================================

FINLAND--1.12%

Nokian Renkaat Oyj (Tires & Rubber)                       (a)          24,400         377,407
==============================================================================================

FRANCE--5.01%

Accor S.A. (Hotels, Resorts & Cruise Lines)                            14,800         887,271
----------------------------------------------------------------------------------------------
Sanofi-Aventis (Pharmaceuticals)                          (a)           8,700         797,449
==============================================================================================
                                                                                    1,684,720
==============================================================================================

IRELAND--7.40%

Anglo Irish Bank Corp. PLC (Diversified Banks)                         37,074         580,968
----------------------------------------------------------------------------------------------
Kerry Group PLC-Class A (Packaged Foods & Meats)                       44,300         966,388
----------------------------------------------------------------------------------------------
Ryanair Holdings PLC-ADR (Airlines)                       (b)          17,200         941,528
==============================================================================================
                                                                                    2,488,884
==============================================================================================

JAPAN--4.52%

Canon Inc. (Office Electronics)                           (a)          15,000         904,645
----------------------------------------------------------------------------------------------
Nintendo Co., Ltd. (Home Entertainment Software)          (a)           4,500         616,440
==============================================================================================
                                                                                    1,521,085
==============================================================================================

MEXICO--11.23%

CEMEX, S.A. de C.V.-ADR (Construction Materials)                       28,286       1,866,310
----------------------------------------------------------------------------------------------
Grupo Modelo, S.A. de C.V.-Series C (Brewers)                         186,200         690,851
----------------------------------------------------------------------------------------------
Grupo Televisa, S.A.-ADR (Broadcasting & Cable TV)                     14,600       1,219,830
==============================================================================================
                                                                                    3,776,991
==============================================================================================

NETHERLANDS--5.53%

ING Groep N.V.(Other Diversified Financial Services)      (a)          24,200         864,382
----------------------------------------------------------------------------------------------
Vedior N.V. (Human Resource & Employment Services)        (a)(b)       61,668         995,600
==============================================================================================
                                                                                    1,859,982
==============================================================================================

SWEDEN--2.69%

Telefonaktiebolaget LM Ericsson-Class B
(Communications Equipment)                                (a)         250,500         904,480
==============================================================================================

                                                                       SHARES        VALUE
----------------------------------------------------------------------------------------------
SWITZERLAND--1.55%

Schindler Holding A.G. (Industrial Machinery)             (a)             400   $     173,340
----------------------------------------------------------------------------------------------
Schindler Holding A.G.-Participation Ctfs
(Industrial Machinery)                                                    800         347,023
==============================================================================================
                                                                                      520,363
==============================================================================================

UNITED KINGDOM--20.61%

Compass Group PLC (Restaurants)                           (a)         266,600       1,051,373
----------------------------------------------------------------------------------------------
Reed Elsevier PLC (Publishing)                                        155,100       1,462,474
----------------------------------------------------------------------------------------------
Smiths Group PLC (Industrial Conglomerates)                            57,600       1,016,564
----------------------------------------------------------------------------------------------
Tesco PLC (Food Retail)                                   (a)         177,390       1,004,077
----------------------------------------------------------------------------------------------
Willis Group Holdings Ltd. (Insurance Brokers)                         25,300         878,163
----------------------------------------------------------------------------------------------
WPP Group PLC (Advertising)                                           136,600       1,516,476
==============================================================================================
                                                                                    6,929,127
==============================================================================================

Total Foreign Stocks & Other Equity
Interests (Cost $17,606,016)                                                       20,495,132
==============================================================================================

DOMESTIC COMMON STOCKS--37.36%

APPAREL RETAIL--1.81%

Ross Stores, Inc.                                                      21,300         607,050
==============================================================================================

ASSET MANAGEMENT & CUSTODY BANKS--2.50%

State Street Corp.                                                     13,900         840,394
==============================================================================================

AUTO PARTS & EQUIPMENT--1.26%

BorgWarner, Inc.                                                        7,700         424,501
==============================================================================================

BROADCASTING & CABLE TV--2.60%

Clear Channel Communications, Inc.                                     29,900         875,173
==============================================================================================

CASINOS & GAMING--2.08%

Harrah's Entertainment, Inc.                                            9,500         699,200
==============================================================================================

CONSTRUCTION MATERIALS--1.54%

Vulcan Materials Co.                                                    7,200         517,536
==============================================================================================

CONSUMER FINANCE--1.75%

American Express Co.                                                   11,200         587,440
==============================================================================================

DIVERSIFIED CHEMICALS--2.86%

Engelhard Corp.                                                        23,900         963,170
==============================================================================================

ELECTRONIC MANUFACTURING SERVICES--1.81%

Molex Inc.-Class A                                                     22,000         607,860
==============================================================================================

                                                                       SHARES        VALUE
----------------------------------------------------------------------------------------------
HEALTH CARE SERVICES--2.60%

IMS Health Inc.                                                        35,600   $     875,760
==============================================================================================

HOME IMPROVEMENT RETAIL--3.68%

Sherwin-Williams Co. (The)                                             23,400       1,237,860
==============================================================================================

HYPERMARKETS & SUPER CENTERS--2.86%

Costco Wholesale Corp.                                                 19,300         962,877
==============================================================================================

MANAGED HEALTH CARE--2.81%

WellPoint, Inc.                                           (b)          12,300         944,640
==============================================================================================

SEMICONDUCTORS--1.05%

Altera Corp.                                              (b)          18,200         351,442
==============================================================================================

SPECIALTY CHEMICALS--3.03%

Sigma-Aldrich Corp.                                                    15,700       1,018,616
==============================================================================================

SYSTEMS SOFTWARE--3.12%

Oracle Corp.                                              (b)          83,600       1,050,852
==============================================================================================

Total Domestic Common Stocks (Cost $ 10,735,788)                                   12,564,371
==============================================================================================

MONEY MARKET FUNDS--1.46%

Liquid Assets Portfolio-Institutional Class               (c)         244,754         244,754
----------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class                  (c)         244,754         244,754
==============================================================================================

Total Money Market Funds (Cost $489,508)                                              489,508
==============================================================================================

TOTAL INVESTMENTS--99.77% (Cost $28,831,312)                                       33,549,011
==============================================================================================

OTHER ASSETS LESS LIABILITIES--0.23%                                                   78,381
==============================================================================================

NET ASSETS--100.00%                                                             $  33,627,392
______________________________________________________________________________________________
==============================================================================================

Investment Abbreviations:

ADR      American Depositary Receipt
Ctfs.    Certificates

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at January 31, 2006 was $7,689,193, which represented 22.87% of the Fund's Net Assets. See
      Note 1A.

(b)   Non-income producing security.

(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

See accompanying notes which are an integral part of this schedule.

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
January 31, 2006
 (Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

            A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

            Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

            Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

            Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

            Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

            Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

            Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

            Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

            The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

E. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.


NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the three months ended January 31, 2006.


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         CHANGE IN
                                                                         UNREALIZED
                         VALUE       PURCHASES AT        PROCEEDS       APPRECIATION        VALUE       DIVIDEND      REALIZED
FUND                   10/31/05          COST           FROM SALES     (DEPRECIATION)     01/31/06       INCOME      GAIN (LOSS)
--------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-
Institutional Class    $    --      $    587,742      $   (342,988)       $    --       $    244,754     $    858     $    --
--------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-
Institutional Class    $    --      $    587,742      $   (342,988)       $    --       $    244,754     $    858     $    --
================================================================================================================================

   TOTAL               $    --      $  1,175,484      $   (685,976)       $    --       $    489,508     $  1,718     $    --
================================================================================================================================

NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended January 31, 2006 was $4,206,002 and $3,555,655, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

       UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                        $ 4,997,338
----------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                         (352,949)
==============================================================================================
Net unrealized appreciation of investment securities                              $ 4,644,389
______________________________________________________________________________________________
==============================================================================================
Cost of investments for tax purposes is $28,904,622.

                            AIM TRIMARK ENDEAVOR FUND

          Quarterly Schedule of Portfolio Holdings o January 31, 2006


AIMinvestments.com            T-END-QTR-1 1/06             A I M Advisors, Inc.

YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
--Registered Trademark--                           --Registered Trademark--

SCHEDULE OF INVESTMENTS
January 31, 2006
(Unaudited)

                                                                                          SHARES                           VALUE
------------------------------------------------------------------------------------------------------------------------------------
DOMESTIC COMMON STOCKS--67.74%
APPAREL RETAIL--4.93%
Ross Stores, Inc.                                                                         161,600                     $  4,605,600
====================================================================================================================================

APPAREL, ACCESSORIES & LUXURY GOODS--4.55%
Liz Claiborne, Inc.                                                                       122,500                        4,253,200
====================================================================================================================================

ASSET MANAGEMENT & CUSTODY BANKS--3.70%
Investors Financial Services Corp.                                                         73,700                        3,459,478
====================================================================================================================================

AUTOMOTIVE RETAIL--2.56%
AutoZone, Inc.                                                        (a)                  24,500                        2,394,875
====================================================================================================================================

BREWERS--3.09%
Molson Coors Brewing Co.-Class B                                                           46,204                        2,887,750
====================================================================================================================================

COMMUNICATIONS EQUIPMENT--4.10%
Plantronics, Inc.                                                                         109,400                        3,829,000
====================================================================================================================================

HEALTH CARE EQUIPMENT--5.14%
Cytyc Corp.                                                           (a)                  65,600                        1,974,560
------------------------------------------------------------------------------------------------------------------------------------
Fisher Scientific International Inc.                                  (a)                  42,324                        2,830,206
====================================================================================================================================
                                                                                                                         4,804,766
====================================================================================================================================

HEALTH CARE SUPPLIES--3.67%
DENTSPLY International Inc.                                                                63,900                        3,431,430
====================================================================================================================================

HOME FURNISHINGS--3.40%
Tempur-Pedic International Inc.                                       (a)                 272,400                        3,176,184
====================================================================================================================================

HUMAN RESOURCE & EMPLOYMENT SERVICES--5.35%
Manpower Inc.                                                                              92,800                        4,995,424
====================================================================================================================================

INSURANCE BROKERS--4.33%
Arthur J. Gallagher & Co.                                                                 138,700                        4,044,492
====================================================================================================================================

LEISURE PRODUCTS--5.20%
Polaris Industries Inc.                                                                    89,000                        4,854,950
====================================================================================================================================


T-END-QTR-1                           F-1

                                                                                          SHARES                            VALUE
------------------------------------------------------------------------------------------------------------------------------------
MANAGED HEALTH CARE--5.10%
WellPoint, Inc.                                                       (a)                  62,000                     $  4,761,600
====================================================================================================================================

PHARMACEUTICALS--5.17%
Endo Pharmaceuticals Holdings Inc.                                    (a)                 168,500                        4,835,950
====================================================================================================================================

REGIONAL BANKS--4.32%
North Fork Bancorp., Inc.                                                                 157,150                        4,041,898
====================================================================================================================================

RESTAURANTS--3.13%
Wendy's International, Inc.                                                                49,600                        2,923,920
====================================================================================================================================

Total Domestic Common Stocks (Cost $56,510,338)                                                                         63,300,517
====================================================================================================================================

FOREIGN STOCKS & OTHER EQUITY INTERESTS--25.30%
AUSTRALIA--3.13%
Cochlear Ltd. (Health Care Equipment)                                 (b)                  83,700                        2,922,935
====================================================================================================================================

FRANCE--1.80%
Zodiac S.A. (Aerospace & Defense)                                     (b)                  26,200                        1,680,633
====================================================================================================================================

GERMANY--2.44%
Hugo Boss A.G.-Pfd. (Apparel, Accessories & Luxury Goods)                                  55,800                        2,279,220
====================================================================================================================================

IRELAND--6.94%
DCC PLC (Industrial Conglomerates)                                    (b)                  80,200                        1,817,826
------------------------------------------------------------------------------------------------------------------------------------
Kingspan Group PLC (Building Products)                                (b)                 172,600                        2,371,435
------------------------------------------------------------------------------------------------------------------------------------
Ryanair Holdings PLC-ADR (Airlines)                                   (a)                  41,900                        2,293,606
====================================================================================================================================
                                                                                                                         6,482,867
====================================================================================================================================

JAPAN--2.06%
Nintendo Co., Ltd. (Home Entertainment Software)                      (b)                  14,100                        1,931,510
====================================================================================================================================

MEXICO--5.47%
Grupo Modelo, S.A. de C.V.-Series C (Brewers)                                             614,700                        2,280,699
------------------------------------------------------------------------------------------------------------------------------------
Grupo Televisa, S.A.-ADR (Broadcasting & Cable TV)                                         33,900                        2,832,345
====================================================================================================================================
                                                                                                                         5,113,044
====================================================================================================================================

NETHERLANDS--0.46%
Aalberts Industries N.V. (Industrial Conglomerates)                   (b)                   6,700                          430,793
====================================================================================================================================


T-END-QTR-1                           F-2

                                                                                             SHARES                       VALUE
------------------------------------------------------------------------------------------------------------------------------------
SWEDEN--3.00%
Hoganas A.B.-Class B (Steel)                                          (b)                     58,000                  $  1,340,620
------------------------------------------------------------------------------------------------------------------------------------
Munters A.B. (Industrial Machinery)                                                           50,400                     1,460,235
====================================================================================================================================
                                                                                                                         2,800,855
====================================================================================================================================

Total Foreign Stocks & Other Equity Interests (Cost $16,353,983)                                                        23,641,857
====================================================================================================================================

MONEY MARKET FUNDS--7.54%
Liquid Assets Portfolio-Institutional Class                           (c)                  3,524,225                     3,524,225
------------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class                              (c)                  3,524,225                     3,524,225
====================================================================================================================================

Total Money Market Funds (Cost $7,048,450)                                                                               7,048,450
====================================================================================================================================

TOTAL INVESTMENTS--100.58%  (Cost $79,912,771)                                                                          93,990,824
====================================================================================================================================
OTHER ASSETS LESS LIABILITIES--(0.58%)                                                                                    (539,111)
====================================================================================================================================
NET ASSETS--100.00%                                                                                                   $ 93,451,713
====================================================================================================================================

Investment Abbreviations:

ADR       American Depositary Receipt
Pfd.      Preferred

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at January 31, 2006 was $12,495,752, which represented 13.37% of the Fund's Net Assets. See Note 1A.

(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

See accompanying notes which are an integral part of this schedule.


T-END-QTR-1                           F-3

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
January 31, 2006
 (Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

        Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

        Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the


T-END-QTR-1                           F-4
    independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.


T-END-QTR-1                           F-5

E. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.


NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the three months ended January 31, 2006.

                                                                              CHANGE IN
                                                                             UNREALIZED
                               VALUE       PURCHASES      PROCEEDS FROM     APPRECIATION    VALUE         DIVIDEND       REALIZED
FUND                          10/31/05      AT COST           SALES        (DEPRECIATION)  01/31/06        INCOME       GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
Class                       $       --     $3,896,351     $ (372,126)     $        --     $3,524,225     $    3,572     $        --
------------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-Institutional
Class                               --      3,896,351       (372,126)              --      3,524,225          3,575              --
====================================================================================================================================

   TOTAL                    $       --     $7,792,702     $ (744,252)     $        --     $7,048,450     $    7,147     $        --
====================================================================================================================================

NOTE 3 -- FOREIGN CURRENCY CONTRACTS

                                        OPEN FOREIGN CURRENCY CONTRACTS AT PERIOD END
------------------------------------------------------------------------------------------------------------------------------------
                                                       CONTRACT TO
                                             -------------------------------
SETTLEMENT                                                                                                            UNREALIZED
DATE                                                                                                                 APPRECIATION
                      CURRENCY               DELIVER                 RECEIVE                  VALUE                 (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------
02/15/06                Euro                3,000,000       $       3,526,350       $       3,648,985       $          (122,635)
====================================================================================================================================


NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended January 31, 2006 was $2,500,622 and $7,003,101, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

                            UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                                                         $     15,420,277
------------------------------------------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                                                             (1,413,840)
====================================================================================================================================
Net unrealized appreciation of investment securities                                                               $     14,006,437
____________________________________________________________________________________________________________________________________
====================================================================================================================================
Cost of investments for tax purposes is $79,984,387.


T-END-QTR-1                           F-6

                        AIM TRIMARK SMALL COMPANIES FUND

          Quarterly Schedule of Portfolio Holdings o January 31, 2006


AIMinvestments.com            T-SCO-QTR-1 1/06             A I M Advisors, Inc.

YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
--Registered Trademark--                            --Registered Trademark--

SCHEDULE OF INVESTMENTS
January 31, 2006
(Unaudited)

                                                                                                 SHARES                   VALUE
------------------------------------------------------------------------------------------------------------------------------------
DOMESTIC COMMON STOCKS--74.61%
ADVERTISING--1.92%
Harte-Hanks, Inc.                                                                                 162,000          $     4,597,560
====================================================================================================================================

AGRICULTURAL PRODUCTS--4.05%
Delta and Pine Land Co.                                                                           413,400                9,731,436
====================================================================================================================================

AIR FREIGHT & LOGISTICS--7.39%
Dynamex Inc.                                                                 (a)                  549,209               11,247,800
------------------------------------------------------------------------------------------------------------------------------------
Pacer International, Inc.                                                                         222,400                6,487,408
====================================================================================================================================
                                                                                                                        17,735,208
====================================================================================================================================

APPAREL, ACCESSORIES & LUXURY GOODS--5.38%
Columbia Sportswear Co.                                                      (a)                  172,400                8,904,460
------------------------------------------------------------------------------------------------------------------------------------
Hampshire Group, Ltd.                                                        (a)                  178,800                4,005,120
====================================================================================================================================
                                                                                                                        12,909,580
====================================================================================================================================

AUTOMOTIVE RETAIL--2.85%
Lithia Motors, Inc.-Class A                                                                       225,000                6,846,750
====================================================================================================================================

BUILDING PRODUCTS--2.35%
Trex Co., Inc.                                                               (a)                  225,900                5,642,982
====================================================================================================================================

COMMUNICATIONS EQUIPMENT--3.23%
SpectraLink Corp.                                                                                 628,162                7,757,801
====================================================================================================================================

DATA PROCESSING & OUTSOURCED SERVICES--3.73%
Sabre Holdings Corp.-Class A                                                                      366,000                8,967,000
====================================================================================================================================

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--2.39%
FTI Consulting, Inc.                                                         (a)                  212,100                5,737,305
====================================================================================================================================

HEALTH CARE EQUIPMENT--3.61%
Bio-Rad Laboratories, Inc.-Class A                                           (a)                   75,400                5,081,960
------------------------------------------------------------------------------------------------------------------------------------
Kinetic Concepts, Inc.                                                       (a)                   99,000                3,582,810
====================================================================================================================================
                                                                                                                         8,664,770
====================================================================================================================================

HEALTH CARE SUPPLIES--4.29%
Cooper Cos., Inc. (The)                                                                           123,724                6,858,021
------------------------------------------------------------------------------------------------------------------------------------
DENTSPLY International Inc.                                                                        64,300                3,452,910
====================================================================================================================================
                                                                                                                        10,310,931
====================================================================================================================================

HOME FURNISHINGS--6.50%
Tempur-Pedic International Inc.                                              (a)                1,339,000               15,612,740
====================================================================================================================================


T-END-QTR-1                           F-1

                                                                                                 SHARES                   VALUE
------------------------------------------------------------------------------------------------------------------------------------
HUMAN RESOURCE & EMPLOYMENT SERVICES--1.19%
Learning Tree International, Inc.                                            (a)                  233,100          $     2,850,813
====================================================================================================================================

LEISURE PRODUCTS--5.91%
Oakley, Inc.                                                                                      235,200                3,680,880
------------------------------------------------------------------------------------------------------------------------------------
Polaris Industries Inc.                                                                           192,800               10,517,240
====================================================================================================================================
                                                                                                                        14,198,120
====================================================================================================================================

OFFICE SERVICES & SUPPLIES--1.83%
HNI Corp.                                                                                          76,100                4,390,970
====================================================================================================================================

PHARMACEUTICALS--5.70%
Endo Pharmaceuticals Holdings Inc.                                           (a)                  476,500               13,675,550
====================================================================================================================================

PUBLISHING--3.23%
ADVO, Inc.                                                                                        236,100                7,762,968
====================================================================================================================================

SPECIALIZED CONSUMER SERVICES--2.53%
Alderwoods Group, Inc.                                                       (a)                  351,500                6,073,920
====================================================================================================================================

SPECIALTY CHEMICALS--1.74%
MacDermid, Inc.                                                                                   138,400                4,172,760
====================================================================================================================================

SYSTEMS SOFTWARE--2.32%
Embarcadero Technologies, Inc.                                               (a)                  742,600                5,569,500
====================================================================================================================================

THRIFTS & MORTGAGE FINANCE--2.47%
Northwest Bancorp, Inc.                                                                           267,300                5,918,022
====================================================================================================================================
Total Domestic Common Stocks (Cost $160,175,768)                                                                       179,126,686
====================================================================================================================================

FOREIGN STOCKS & OTHER EQUITY
INTERESTS--17.44%
CANADA--17.44%
Chemtrade Logistics Income Fund (Commodity Chemicals)                                             859,100                8,614,006
------------------------------------------------------------------------------------------------------------------------------------
Cymat Corp. (Aluminum)                                                       (a)                2,497,500                  964,842
------------------------------------------------------------------------------------------------------------------------------------
Cymat Corp.-Wts., expiring 06/23/08 (Aluminum) (Acquired 06/22/05; Cost $0)  (b)(c)(d)            700,000                        0
------------------------------------------------------------------------------------------------------------------------------------
FirstService Corp. (Diversified Commercial & Professional Services)          (a)                  287,200                7,690,944
------------------------------------------------------------------------------------------------------------------------------------
Husky Injection Molding Systems Ltd. (Industrial Machinery)                  (a)                1,301,000                5,654,287
------------------------------------------------------------------------------------------------------------------------------------
Mega Bloks Inc. (Leisure Products)                                           (a)                  423,400                9,814,092
------------------------------------------------------------------------------------------------------------------------------------
Sleeman Breweries Ltd. (Brewers)                                             (a)                  457,400                4,915,559
------------------------------------------------------------------------------------------------------------------------------------
Vincor International Inc. (Distillers & Vintners)                            (a)                  160,900                4,223,987
====================================================================================================================================

Total Foreign Stocks & Other Equity Interests (Cost $34,182,867)                                                        41,877,717
====================================================================================================================================


T-END-QTR-1                           F-2

                                                                                                 SHARES                   VALUE
------------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS--9.31%
Liquid Assets Portfolio-Institutional Class                                  (e)               11,172,246          $    11,172,246
------------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class                                     (e)               11,172,246               11,172,246
====================================================================================================================================

Total Money Market Funds (Cost $22,344,492)                                                                             22,344,492
====================================================================================================================================

TOTAL INVESTMENTS--101.36%  (Cost $216,703,127)                                                                        243,348,895
====================================================================================================================================
OTHER ASSETS LESS LIABILITIES--(1.36%)                                                                                  (3,254,751)
====================================================================================================================================
NET ASSETS--100.00%                                                                                                $   240,094,144
====================================================================================================================================



Investment Abbreviations:

Wts.  Warrants

Notes to Schedule of Investments:



(a) Non-income producing security.

(b) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The value of this security at January 31, 2006 represented 0.00% of the Fund's Net Assets. See Note 1A.

(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The value of this security at January 31, 2006 represented 0.00% of the Fund's Net Assets. This security is considered to be illiquid. The fund is limited to investing 15% of net assets in illiquid securities at the time of purchase.

(d) Non-income producing security acquired as part of a unit with or in exchange for other securities.

(e) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

See accompanying notes which are an integral part of this schedule.


T-END-QTR-1                           F-3

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
January 31, 2006
 (Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

        Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

        Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.


T-SCO-QTR-1                         F-4

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.


T-SCO-QTR-1                         F-5

E. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.


NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the three months ended January 31, 2006.

                                                                              CHANGE IN
                                                             PROCEEDS         UNREALIZED                                    REALIZED
                               VALUE        PURCHASES          FROM          APPRECIATION     VALUE         DIVIDEND          GAIN
FUND                          10/31/05       AT COST           SALES        (DEPRECIATION)   01/31/06        INCOME          (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio Institutional
Class                       $       --     $11,265,365     $   (93,119)     $       --     $11,172,246     $     9,315     $      --
------------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-Institutional
Class                               --      11,265,365         (93,119)             --      11,172,246           9,324            --
====================================================================================================================================
  TOTAL                     $       --     $22,530,730     $  (186,238)     $       --     $22,344,492     $    18,639     $      --
====================================================================================================================================


NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended January 31, 2006 was $30,129,106 and $12,336,837, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

                      UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
---------------------------------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                                                $     29,815,981
---------------------------------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                                                    (3,290,868)
===========================================================================================================================
Net unrealized appreciation of investment securities                                                      $     26,525,113
___________________________________________________________________________________________________________________________
===========================================================================================================================
Cost of investments for tax purposes is $216,823,782.



T-SCO-QTR-1                         F-6

Item 2. Controls and Procedures.

     (a) As of March 21, 2006, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended ("Act"). Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of March 21, 2006, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

     (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

     Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Investment Funds


By: /s/ ROBERT H. GRAHAM
    ---------------------------------
    Robert H. Graham
    Principal Executive Officer

Date: March 31, 2006

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ ROBERT H. GRAHAM
    ---------------------------------
    Robert H. Graham
    Principal Executive Officer

Date: March 31, 2006


By: /s/ SIDNEY M. DILGREN
    ---------------------------------
    Sidney M. Dilgren
    Principal Financial Officer

Date: March 31, 2006

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.